Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($) item	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($) item	Dec. 31, 2010 CNY	Dec. 31, 2012 In-process research and development USD ($)	Dec. 31, 2012 In-process research and development CNY	Dec. 31, 2011 In-process research and development USD ($)	Dec. 31, 2010 In-process research and development USD ($)	Dec. 31, 2012 Vaccine reporting unit USD ($)	Dec. 31, 2012 Vaccine reporting unit CNY	Dec. 31, 2011 Vaccine reporting unit USD ($)	Dec. 31, 2010 Vaccine reporting unit USD ($)	Dec. 31, 2012 Customer relationships Minimum	Dec. 31, 2012 Customer relationships Maximum	Dec. 31, 2012 Developed technologies Minimum	Dec. 31, 2012 Developed technologies Maximum	Dec. 31, 2012 Product trademarks Minimum	Dec. 31, 2012 Product trademarks Maximum	Dec. 31, 2012 Manufacturing and supply licenses Minimum	Dec. 31, 2012 Manufacturing and supply licenses Maximum	Dec. 31, 2012 Land use rights item	Dec. 31, 2012 Land use rights Minimum	Dec. 31, 2012 Land use rights Maximum
Goodwill and other intangible assets
Estimated useful lives															4 years	11 years	7 years	16 years	6 years	10 years	1 year	5 years		24 years	75 years
Impairment loss on IPR&D							$ 11,252,000	70,100,000	$ 0	$ 0
Number of installments for payment for acquisition of intangible assets																							1
Impairment loss on goodwill	(4,063,000)	(25,316,000)	0	0	0	0					(4,063,000)	(25,316,000)	0	0
Impairment loss of property, plant and equipment		0		0		0
Impairment loss of intangible assets with definite lives		0		0		0
Number of components below the Group's operating segment	2	2
Number of reporting units	2	2	2	2	2	2
Government grants
Grants recognized as a reduction of research and development expenses	2,704,000	16,846,000		24,796,000		5,755,000
Advertising costs
Advertising costs incurred	8,833,000	55,033,000		83,824,000		106,708,000
Shipping and handling fees and costs
Shipping and handling fees and costs incurred	2,402,000	14,962,000		14,940,000		16,339,000
Share-based payment
Share-based compensation cost	$ 3,280,000	20,437,000		29,341,000		31,099,000